
                                RULE 24f-2 NOTICE

                               THE PARNASSUS FUND
                                   ONE MARKET
                           STEUART TOWER - SUITE #1600
                             SAN FRANCISCO, CA 94105

                              1933 ACT NO. 2-93131

(1)       Fiscal  period for which  notice is filed is year ending  December 31,
          1995

(2)       The amount of securities  sold other than pursuant to Rule 24f-2,  but
          which remain unsold as of December 31, 1995                                              -0-

(3)       The amount of securities  registered  during the fiscal period of this
          notice other than pursuant to Rule 24f-2                                                 -0-

(4)       The amount of securities sold during the fiscal period of this notice                $126,741,948

(5)       The amount of securities  sold during the fiscal period of this notice in reliance  upon  registration  pursuant to Rule 24f-2 (See  attached
          computation of fee)                                                                  $126,741,948



Witness the due execution hereof this 15th day of February, 1996


                                          ORIGINAL SIGNED BY




                                          -------------------------------------
                                          Richard D. Silberman, Secretary


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

                                RULE 24f-2 NOTICE

                               THE PARNASSUS FUND
                                   ONE MARKET
                           STEUART TOWER - SUITE #1600
                             SAN FRANCISCO, CA 94105

                              1933 ACT NO. 2-93131

                               Computation of Fee

(1)       Actual aggregate sales price of Registrant's  securities sold pursuant to Rule 24f-2  during the fiscal  period for which the 24f-2 notice is filed
                                                                                               $126,741,948

(2)       Reduced by the difference between:


          (a) Actual aggregate  redemption price of such securities  redeemed by the issuer  during the fiscal period for which the 24f-2 notice is
              filed                                                             $21,297,546

          (b) Actual  aggregate  redemption  price of such  redeemed  securities previously  applied by the issuer  pursuant to Section 24e (2) (a)
              for the fiscal period for which the 24f-2 notice is filed         $     -0-
                                                                                 ------------   $21,297,546

Total amount upon which the fee calculation specified in Section 6(b) of the Securities
Act of 1933 is based                                                                           $105,444,402
                                                                                               ============

FEE SUBMITTED (1/29 of 1% of Total Amount)
      .00034483 x $105,444,402                                                                  $36,360.39
                                                                                               ===========


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